Credit Risk - Summary of Commercial Real Estate by Sector (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 207,498	£ 201,619
Commercial Real Estate [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 5,350	£ 6,459
Percentage of total CRE Portfolio	100.00%	100.00%
Commercial Real Estate [member] | Office [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 1,262	£ 1,556
Percentage of total CRE Portfolio	24.00%	24.00%
Commercial Real Estate [member] | Retail [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 850	£ 1,004
Percentage of total CRE Portfolio	16.00%	16.00%
Commercial Real Estate [member] | Industrial [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 699	£ 888
Percentage of total CRE Portfolio	13.00%	14.00%
Commercial Real Estate [member] | Residential [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 757	£ 927
Percentage of total CRE Portfolio	14.00%	14.00%
Commercial Real Estate [member] | Mixed Use [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 759	£ 932
Percentage of total CRE Portfolio	14.00%	14.00%
Commercial Real Estate [member] | Student Accommodation [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 85	£ 123
Percentage of total CRE Portfolio	2.00%	2.00%
Commercial Real Estate [member] | Hotels and Leisure [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 268	£ 309
Percentage of total CRE Portfolio	5.00%	5.00%
Commercial Real Estate [member] | Other [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 53	£ 89
Percentage of total CRE Portfolio	1.00%	1.00%
Commercial Real Estate [member] | Standardised Portfolio [member]
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 617	£ 631
Percentage of total CRE Portfolio	11.00%	10.00%